3. Capital Stock (Details Narrative) - Quarterly (USD $)			3 Months Ended	9 Months Ended
	Mar. 18, 2014	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Preferred Stock, Par Value		$ 1		$ 1
Preferred Stock, Shares Authorized		21		21
Preferred Stock, Shares Issued		0		0
Preferred Stock, Shares Outstanding		0		0
Common Stock, Shares to be Issued		20.59
Number of Shares Post Conversion
Series A Preferred Accrued Dividend			$ (4,358)
Common Stock, Par Value	$ 0.001	$ 1		$ 1
Common Stock, Shares Authorized	200,000,000	1,000		1,000
Common Stock, Shares Issued	36,000,000	0		0
Common Stock, Shares Outstanding		0		0
Common stock Issued for Cash Shares
Proceeds from Sale of Stock			$ 193,700